Fair value measurement of financial instruments (Tables)	6 Months Ended
Sep. 30, 2023
Disclosure Of Fair Value Measurement [Abstract]
Disclosure of fair value measurement of assets
The table below sets out the Group’s financial assets and financial liabilities measured and recognized at fair value as of September 30, 2023 and March 31, 2023 on a recurring basis, including their levels in the fair value hierarchy.

As of September 30, 2023
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through OCI
- Other investments	—	—	7,541	7,541
Total assets	—	—	7,541	7,541

Liabilities
Financial liabilities at fair value through profit or loss
- Put options liabilities	—	—	4,766	4,766
- Warrant liabilities - Public warrants	7,561	—	—	7,561
- Warrant liabilities - Private warrants	—	4,266	—	4,266
- Other current financial liabilities - Derivative financial instruments	—	162	—	162
Total liabilities	7,561	4,428	4,766	16,755

As of March 31, 2023
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through OCI
- Other investments	—	—	7,051	7,051
Financial assets at fair value through profit or loss
-Other current receivables - Derivative financial instruments	—	107	—	107
Total assets	—	107	7,051	7,158
Liabilities
Financial liabilities at fair value through profit or loss
- Put options liability	—	—	4,390	4,390
- Warrant liabilities - Public warrants	7,320	—	—	7,320
- Warrant liabilities - Private warrants	—	4,129	—	4,129
Total liabilities	7,320	4,129	4,390	15,839
The following table presents the changes in level 3 instruments for the six months ended September 30, 2023:

(EUR thousand)	Other investments	Put option liabilities
Opening balance as of April 1, 2023	7,051	4,390
Additions	490	—
Loss recognized in income statement	—	287
Exchange differences	—	89
Closing balance as of September 30, 2023	7,541	4,766

Disclosure of fair value measurement of liabilities
The table below sets out the Group’s financial assets and financial liabilities measured and recognized at fair value as of September 30, 2023 and March 31, 2023 on a recurring basis, including their levels in the fair value hierarchy.

As of September 30, 2023
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through OCI
- Other investments	—	—	7,541	7,541
Total assets	—	—	7,541	7,541

Liabilities
Financial liabilities at fair value through profit or loss
- Put options liabilities	—	—	4,766	4,766
- Warrant liabilities - Public warrants	7,561	—	—	7,561
- Warrant liabilities - Private warrants	—	4,266	—	4,266
- Other current financial liabilities - Derivative financial instruments	—	162	—	162
Total liabilities	7,561	4,428	4,766	16,755

As of March 31, 2023
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through OCI
- Other investments	—	—	7,051	7,051
Financial assets at fair value through profit or loss
-Other current receivables - Derivative financial instruments	—	107	—	107
Total assets	—	107	7,051	7,158
Liabilities
Financial liabilities at fair value through profit or loss
- Put options liability	—	—	4,390	4,390
- Warrant liabilities - Public warrants	7,320	—	—	7,320
- Warrant liabilities - Private warrants	—	4,129	—	4,129
Total liabilities	7,320	4,129	4,390	15,839
The following table presents the changes in level 3 instruments for the six months ended September 30, 2023:

(EUR thousand)	Other investments	Put option liabilities
Opening balance as of April 1, 2023	7,051	4,390
Additions	490	—
Loss recognized in income statement	—	287
Exchange differences	—	89
Closing balance as of September 30, 2023	7,541	4,766